Income Taxes (Tables)	12 Months Ended
Jan. 31, 2016
Income Tax Disclosure [Abstract]
Domestic And Foreign Components of Income (Loss) Before Provision (Benefit) For Income Taxes
The domestic and foreign components of income (loss) before provision for (benefit from) income taxes consisted of the following (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Domestic	$(49,558)	$(211,253)	$(326,392)
Foreign	113,837	(1,832)	(31,543)
	$64,279	$(213,085)	$(357,935)

Schedule of Income Taxes Provision (Benefit)
The provision for (benefit from) income taxes consisted of the following (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Current:
Federal	$40,723	$893	$(10,431)
State	13,023	1,388	(245)
Foreign	57,347	50,493	39,784
Total	111,093	52,774	29,108
Deferred:
Federal	1,453	8,771	(128,798)
State	(426)	(10,830)	(22,012)
Foreign	(415)	(1,112)	(4,058)
Total	612	(3,171)	(154,868)
Provision for (benefit from) income taxes	$111,705	$49,603	$(125,760)

Reconciliation of Statutory Federal Income Tax Rate
A reconciliation of income taxes at the statutory federal income tax rate to the provision for (benefit from) income taxes included in the accompanying consolidated statements of operations is as follows (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
U.S. federal taxes at statutory rate	$22,498	$(74,580)	$(125,277)
State, net of the federal benefit	(5,260)	(5,332)	(10,780)
Foreign taxes in excess of the U.S. statutory rate	(25,780)	29,880	33,412
Change in valuation allowance	139,565	100,143	(25,048)
Tax credits	(48,943)	(28,056)	(22,293)
Non-deductible expenses	26,841	26,224	21,407
Tax expense/(benefit) from acquisitions	1,584	2,341	1,811
Other, net	1,200	(1,017)	1,008
Provision for (benefit from) income taxes	$111,705	$49,603	$(125,760)

Significant Components of Deferred Tax Assets And Liabilities
Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	As of January 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$260,015	$252,858
Deferred stock-based expense	89,532	96,753
Tax credits	211,997	152,715
Deferred rent expense	49,790	58,849
Accrued liabilities	122,950	92,506
Deferred revenue	14,261	15,664
Basis difference on strategic and other investments	26,202	24,637
Financing obligation	127,198	84,095
Deferred cost sharing adjustment	30,351	0
Other	22,845	20,017
Total deferred tax assets	955,141	798,094
Less valuation allowance	(439,971)	(293,097)
Deferred tax assets, net of valuation allowance	515,170	504,997
Deferred tax liabilities:
Deferred commissions	(121,071)	(107,197)
Purchased intangibles	(160,200)	(213,920)
Unrealized gains on investments	(2,858)	(1,793)
Depreciation and amortization	(224,435)	(171,908)
Other	(2,207)	(3,157)
Total deferred tax liabilities	(510,771)	(497,975)
Net deferred tax assets	$4,399	$7,022

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of total unrecognized tax benefits for fiscal years 2016, 2015 and 2014 is as follows (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Balance as of February 1,	$146,188	$102,275	$75,144
Tax positions taken in prior period:
Gross increases	7,456	17,938	8,420
Gross decreases	(7,264)	(1,967)	(4,466)
Tax positions taken in current period:
Gross increases	38,978	34,226	27,952
Settlements	(8,684)	0	0
Lapse of statute of limitations	(781)	(1,224)	(5,205)
Currency translation effect	(3,152)	(5,060)	430
Balance as of January 31,	$172,741	$146,188	$102,275